Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Cohen & Steers Global Realty Shares, Inc.
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	COHEN & STEERS GLOBAL REALTY SHARES
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Global Realty Shares (the “Fund”) is total return through investment in global real estate equity securities.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds. More information about these and other discounts is available from your financial intermediary and in “How to Purchase, Exchange and Sell Fund Shares—Purchasing the Class of Fund Shares that is Best for You” in the Fund’s prospectus (the “Prospectus”) and “Reducing the Initial Sales Load on Class A Shares” in the Fund’s Statement of Additional Information (the “SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	105.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class C shares, the maximum deferred sales charge does not apply after one year.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Cohen & Steers funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2017 (through June 30, 2017, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming redemption at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption at the end of the period
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts ("REITs") and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITS and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization.

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by Cohen & Steers Capital Management, Inc. (the "Advisor"), in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs").

			The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts ("REITs") and similar REIT-like entities.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk

Your investment in Fund shares represents an indirect investment in the  REIT shares and other real estate securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk

While over the long-term common stocks have historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Real Estate Market Risk

Since the Fund concentrates its assets in companies engaged in the real estate industry, your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

REIT Risk

REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Foreign (Non-U.S.) and Emerging Market Securities Risk

Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect a Fund's investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade.

Foreign Currency and Currency Hedging Risk

Although the Fund will report its net asset value ("NAV") and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund's investments in foreign securities will be subject to foreign currency risk, which means that the Fund's NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund's foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

Small- and Medium-Sized Companies Risk

Real estate companies in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company's stock price than is the case for a larger company. Further, smaller company stocks may perform in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Preferred Securities Risk

There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, call, reinvestment, and income risk, limited liquidity, limited voting rights and special redemption rights.

			Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information, including the Fund’s NAV per share, is available at www.cohenandsteers.com or by calling (800) 330-7348.

Prior to September 28, 2007, the Fund’s name was “Cohen & Steers Realty Focus Fund, Inc.” and its investment objective was maximum capital appreciation over the long-term through investment primarily in a limited number of REITs and other real estate-oriented companies; investments in foreign issuers were limited to 20% of its total assets. The performance of the Fund for periods prior to that date reflects performance under the old investment objective.

			The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for the Class A shares. The table shows how the Fund’s average annual returns compare with the performance of selected broad market indexes over various time periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The FTSE EPRA/NAREIT Developed Real Estate Index-Net is an unmanaged market-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.

The custom index represents performance of the FTSE NAREIT Equity REIT Index for periods from the Fund's inception to September 28, 2007 and the FTSE EPRA/NAREIT Developed Index Net TRI for periods thereafter. The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.

			The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) 330-7348
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class A Shares Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the deduction of sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest quarterly return during this period: 35.91% (quarter ended June 30, 2009) Lowest quarterly return during this period: -31.01% (quarter ended December 31, 2008)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R and Z shares will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only. After-tax returns for Class C, I, R and Z shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Cohen & Steers Global Realty Shares, Inc. | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_Component1OtherExpensesOverAssets	0.16%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.41%
Fee Waiver/Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	[2]	rr_NetExpensesOverAssets	1.40%
1 Year		rr_ExpenseExampleYear01	$ 586
3 Years		rr_ExpenseExampleYear03	875
5 Years		rr_ExpenseExampleYear05	1,186
10 Years		rr_ExpenseExampleYear10	2,064
1 Year		rr_ExpenseExampleNoRedemptionYear01	586
3 Years		rr_ExpenseExampleNoRedemptionYear03	875
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,186
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,064
2005	[3]	rr_AnnualReturn2005	13.87%
2006	[3]	rr_AnnualReturn2006	32.14%
2007	[3]	rr_AnnualReturn2007	(18.85%)
2008	[3]	rr_AnnualReturn2008	(42.79%)
2009	[3]	rr_AnnualReturn2009	37.45%
2010	[3]	rr_AnnualReturn2010	17.19%
2011	[3]	rr_AnnualReturn2011	(9.42%)
2012	[3]	rr_AnnualReturn2012	25.56%
2013	[3]	rr_AnnualReturn2013	3.64%
2014	[3]	rr_AnnualReturn2014	13.54%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	35.91%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(31.01%)
1 Year		rr_AverageAnnualReturnYear01	8.43%
5 Years		rr_AverageAnnualReturnYear05	8.42%
10 Years		rr_AverageAnnualReturnYear10	3.70%
Cohen & Steers Global Realty Shares, Inc. | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)	[4]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_Component1OtherExpensesOverAssets	0.16%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses		rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.06%
Fee Waiver/Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	[2]	rr_NetExpensesOverAssets	2.05%
1 Year		rr_ExpenseExampleYear01	$ 308
3 Years		rr_ExpenseExampleYear03	645
5 Years		rr_ExpenseExampleYear05	1,108
10 Years		rr_ExpenseExampleYear10	2,389
1 Year		rr_ExpenseExampleNoRedemptionYear01	208
3 Years		rr_ExpenseExampleNoRedemptionYear03	645
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,389
1 Year		rr_AverageAnnualReturnYear01	11.78%
5 Years		rr_AverageAnnualReturnYear05	8.71%
10 Years		rr_AverageAnnualReturnYear10	3.50%
Cohen & Steers Global Realty Shares, Inc. | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_Component1OtherExpensesOverAssets	0.16%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.16%
Fee Waiver/Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	[2]	rr_NetExpensesOverAssets	1.05%
1 Year		rr_ExpenseExampleYear01	$ 107
3 Years		rr_ExpenseExampleYear03	358
5 Years		rr_ExpenseExampleYear05	628
10 Years		rr_ExpenseExampleYear10	1,400
1 Year		rr_ExpenseExampleNoRedemptionYear01	107
3 Years		rr_ExpenseExampleNoRedemptionYear03	358
5 Years		rr_ExpenseExampleNoRedemptionYear05	628
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,400
1 Year		rr_AverageAnnualReturnYear01	13.93%
5 Years		rr_AverageAnnualReturnYear05	9.79%
10 Years		rr_AverageAnnualReturnYear10	4.54%
Cohen & Steers Global Realty Shares, Inc. | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_Component1OtherExpensesOverAssets	0.16%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.56%
Fee Waiver/Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	[2]	rr_NetExpensesOverAssets	1.55%
1 Year		rr_ExpenseExampleYear01	$ 158
3 Years		rr_ExpenseExampleYear03	492
5 Years		rr_ExpenseExampleYear05	849
10 Years		rr_ExpenseExampleYear10	1,856
1 Year		rr_ExpenseExampleNoRedemptionYear01	158
3 Years		rr_ExpenseExampleNoRedemptionYear03	492
5 Years		rr_ExpenseExampleNoRedemptionYear05	849
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,856
1 Year	[5]	rr_AverageAnnualReturnYear01
5 Years	[5]	rr_AverageAnnualReturnYear05
10 Years	[5]	rr_AverageAnnualReturnYear10
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Cohen & Steers Global Realty Shares, Inc. | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the net asset value at the time of purchase or redemption, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_Component1OtherExpensesOverAssets	0.16%
Service Fee	[1]	rr_Component2OtherExpensesOverAssets	none
Total Other Expenses		rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.06%
Fee Waiver/Expense Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses (after fee waiver/expense reimbursement)	[2]	rr_NetExpensesOverAssets	1.05%
1 Year		rr_ExpenseExampleYear01	$ 107
3 Years		rr_ExpenseExampleYear03	336
5 Years		rr_ExpenseExampleYear05	584
10 Years		rr_ExpenseExampleYear10	1,293
1 Year		rr_ExpenseExampleNoRedemptionYear01	107
3 Years		rr_ExpenseExampleNoRedemptionYear03	336
5 Years		rr_ExpenseExampleNoRedemptionYear05	584
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,293
1 Year	[5]	rr_AverageAnnualReturnYear01
5 Years	[5]	rr_AverageAnnualReturnYear05
10 Years	[5]	rr_AverageAnnualReturnYear10
Inception Date		rr_AverageAnnualReturnInceptionDate	Oct. 01, 2014
Cohen & Steers Global Realty Shares, Inc. | Return After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.90%
5 Years		rr_AverageAnnualReturnYear05	7.75%
10 Years		rr_AverageAnnualReturnYear10	2.61%
Cohen & Steers Global Realty Shares, Inc. | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.90%
5 Years		rr_AverageAnnualReturnYear05	6.46%
10 Years		rr_AverageAnnualReturnYear10	2.74%
Cohen & Steers Global Realty Shares, Inc. | FTSE EPRA/NAREIT Developed Real Estate Index Net TRI (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[6]	rr_AverageAnnualReturnYear01	15.02%
5 Years	[6]	rr_AverageAnnualReturnYear05	11.26%
10 Years	[6],[7]	rr_AverageAnnualReturnYear10
Cohen & Steers Global Realty Shares, Inc. | Custom Index: FTSE NAREIT Equity REIT Index—FTSE EPRA/NAREIT Developed Index Net TRI (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[8]	rr_AverageAnnualReturnYear01	15.02%
5 Years	[8]	rr_AverageAnnualReturnYear05	11.26%
10 Years	[8]	rr_AverageAnnualReturnYear10	4.73%
Cohen & Steers Global Realty Shares, Inc. | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[9]	rr_AverageAnnualReturnYear01	13.69%
5 Years	[9]	rr_AverageAnnualReturnYear05	15.46%
10 Years	[9]	rr_AverageAnnualReturnYear10	7.68%

[1]	Reflects the maximum amount of shareholder servicing fees that may be paid by a share class. Actual amounts could be less.
[2]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the"Advisor"), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2017 so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.40% for the Class A shares, 2.05% for the Class C shares, 1.05% for the Class I shares, 1.55% for the Class R shares and 1.05% for the Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	The annual total returns for the Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of the Class A shares, because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.
[4]	For Class C shares, the maximum deferred sales charge does not apply after one year.
[5]	The inception date for Class R and Class Z shares is October 1, 2014.
[6]	The FTSE EPRA/NAREIT Developed Real Estate Index-Net is an unmanaged market-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.
[7]	The Index was launched on February 18, 2005.
[8]	The custom index represents performance of the FTSE NAREIT Equity REIT Index for periods from the Fund's inception to September 28, 2007 and the FTSE EPRA/NAREIT Developed Index Net TRI for periods thereafter. The FTSE NAREIT Equity REIT Index is an unmanaged, market capitalization weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate and is designed to reflect the performance of all publicly traded equity REITs as a whole.
[9]	The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.